CONTRACTUAL OBLIGATIONS (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance as of 1 January 2018	$ 749.1
Cash - Borrowings	114.5
Cash - Repayments	(113.7)
Non-Cash - Changes in fair value	0.0
Non-Cash - Other changes	(0.3)
End balance as of 31 December 2018	749.6
Mortgage debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance as of 1 January 2018	720.9
Cash - Borrowings	114.5
Cash - Repayments	(110.8)
Non-Cash - Changes in fair value	0.0
Non-Cash - Other changes	(0.3)
End balance as of 31 December 2018	724.3
Financial lease
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance as of 1 January 2018	28.2
Cash - Borrowings	0.0
Cash - Repayments	(2.9)
Non-Cash - Changes in fair value	0.0
Non-Cash - Other changes	0.0
End balance as of 31 December 2018	$ 25.3